Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,769	$ 2,597
Accounts receivable, net of reserves of $0 and $15, as of December 31, 2024 and December 31, 2023, respectively	990	1,459
Prepaid expenses and other current assets	1,098	997
Inventories	326	227
Total current assets	4,183	5,280
Property and equipment, net	69	165
Right-of-use assets	1,194	528
Restricted cash		258
Other assets	45	31
Total assets	5,491	6,262
Current liabilities:
Accounts payable	2,173	1,261
Accrued liabilities	2,445	2,863
Current portion of long-term debt	229	166
Short-term debt	614	670
Current maturities of lease liabilities	7	159
Total current liabilities	5,468	5,119
Non-current liabilities:
Long-term debt	1,278	1,430
Non-current maturities of lease liabilities	1,248	427
Warrant liabilities	60	1,651
Total liabilities	8,054	8,627
Stockholders’ (deficit) equity:
Common stock, par value $0.001 per share, 200,000,000 and 200,000,000 shares authorized at December 31, 2024 and December 31, 2023, respectively; 17,407,120 and 10,645,049 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively	17	11
Additional paid-in capital	528,817	515,927
Accumulated deficit	(531,397)	(518,303)
Total stockholders’ deficit	(2,563)	(2,365)
Total liabilities and stockholders’ deficit	$ 5,491	$ 6,262